Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 8,727,542	$ 122,568
Trade and other receivables, net	17,757	44,241
Prepaid expenses	863,910	19,589
Total Current Assets	9,609,209	186,398
Property and equipment, net	37,884	30,337
Right-of-use asset	393,702	456,535
Total assets	10,040,795	673,270
Current Liabilities
Accounts payable and accrued liabilities	784,786	399,137
Accrued management salaries payable	233,710	33,347
Accounts payable – related party	84,750	2,837
Convertible debt - related party	77,887	86,189
Loans payable	22,754	24,527
Loans payable - related party	92,792	108,306
Lease liabilities	55,076	47,611
Total current liabilities	1,351,755	701,954
Convertible debt		409,660
Convertible debt - related party		37,521
Silent partnerships	1,463,981	1,319,769
Silent partnerships - related party	476,138	498,481
Lease liabilities	387,766	447,440
Total Liabilities	3,679,640	3,414,825
Shareholder’s equity (deficit)
Share capital	141,075	64,265
Share premium	13,126,493	41,846
Reserve	9,736,066	2,309,684
Accumulated deficit	(16,644,958)	(4,954,860)
Accumulated other comprehensive income (loss)	2,479	(202,490)
Total shareholders’ equity (deficit)	6,361,155	(2,741,555)
Total liabilities and shareholders’ equity (deficit)	$ 10,040,795	$ 673,270